Auditor’s remuneration (Tables)	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Summary of auditor's remuneration

			$ million
Fees	2025	2024	2023
The audit of the company annual accounts[a]	42	40	38
The audit of accounts of subsidiaries of the company	17	17	15
Total audit	59	57	53
Audit-related assurance services[b]	5	4	4
Total audit and audit-related assurance services	64	61	57
Non-audit and other assurance services	9	4	3
Services relating to bp pension plans	1	1	1
	74	66	61
aFees in respect of the audit of the accounts of BP p.l.c. including the group’s consolidated financial statements.
bIncludes interim reviews and audit of internal control over financial reporting and non-statutory audit services.